Consolidated statements of compreshensive income (parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of comprehensive income [Abstract]
Income tax on remeasurement of defined benefit liability	$ (5,440)	$ 1,274
Income tax on equity investments at FVOCI - net change in fair value	$ 0	$ (3,267)